LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2024
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.LONG-TERM INVESTMENTS

As of June 30, 2024 and December 31, 2023, long-term investments consisted of the following:

	June 30,	December 31,
	2024	2023
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,544,790	$2,632,742
Equity investment accounted for using the equity method (b)	4,071,458	4,216,222
	$6,616,248	$6,848,964

(a) As of June 30, 2024 and December 31, 2023, the movement of equity investment without readily determinable fair value measured at Measurement Alternative consisted of the following:

	June 30,	December 31,
	2024	2023
Opening balance	$2,632,742	$2,261,787
Investment in Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	—	564,900
Impairment against investment in Qucheng	(27,541)	(128,204)
Foreign exchange adjustments	(60,411)	(65,741)
Ending balance	$2,544,790	$2,632,742

In January 2023, Beijing Baosheng closed an acquisition of 12% equity interest in Qucheng at cash consideration of RMB9,600,000, or $1,397,119. The Company made cash consideration of $564,900 and $832,219, respectively, in January 2023 and December 2022.

The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of June 30, 2024 and December 31, 2023, the Company did not identify orderly transactions for similar investments of the investees and the Company did not record upward or downward adjustments. As of June 30, 2024 and December 31, 2023, the Company reviewed the financial position and financial performance of Qucheng, and assessed that the Company’s share of fair value was below the investment. For the six months ended June 30, 2024 and 2023, the Company provided impairment of $27,541 and $0 against investment in Qucheng.

10.LONG-TERM INVESTMENTS (CONTINUED)

In February 2021, the Company acquired 10% equity interest in Bejing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”) at cash consideration of RMB10,000,000, or $1,550,195. The Company accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of June 30, 2024 and December 31, 2023, the Company did not identify orderly transactions for similar investments, or impairment indicators of the investees, and the Company did not record upward or downward adjustments or impairment against the investment in Xinrong Fanxing.

(b)As of June 30, 2024 and December 31, 2023, the movement of equity investment accounted for using the equity method consisted of the following:

	June 30,	December 31,
	2024	2023
Opening balance	$4,216,222	$—
Investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”)	—	4,236,750
Share of equity loss	(48,047)	(9,214)
Foreign exchange adjustments	(96,718)	(11,314)
Ending balance	$4,071,458	$4,216,222

In June 2023, Beijing Xunhuo closed the acquisition of 42.85% of the equity interests in Shanxingzhe, at cash consideration of RMB30,000,000, or $4,236,750. In May 2023, Beijing Xunhuo fully paid the cash consideration.

Shanxingzhe is primarily engaged in investment in advertisement entities. The investment in Shanxingzhe is to diversify the Company’s advertising business. Beijing Xunhuo is able to exercise significant influence over Shanxingzhe, and accounted for the equity investment using equity method. For the six months ended June 30, 2024 and 2023, equity investment loss of $48,047 and $nil was recognized in the account of “other income, net” in the consolidated statements of loss and comprehensive loss, respectively. As of June 30, 2024 and December 31, 2023, the Company did not note other-than-temporary decline in fair value below the carrying value of the investment and did not accrue impairment against the investment in Shanxingzhe for the six months ended June 30, 2024 and 2023.